INTANGIBLE ASSETS - Assumptions (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Cash flow projections financial budget period	5 years
Inflation (end of period) (as percent)	35.60%
Inflation (average) (as a percent)	44.60%
Cost of funding (average) (as a percent)	31.30%
Loan's interest rate (average)	59.40%
Goodwill impairment	$ 0
Increase in weighted average cost of capital (as a percent)	1.00%
Forecast
Disclosure of reconciliation of changes in goodwill [line items]
Inflation (end of period) (as percent)		18.00%	18.00%	19.60%	29.20%	46.80%
Inflation (average) (as a percent)		18.00%	18.70%	24.30%	37.70%	41.10%
Cost of funding (average) (as a percent)		18.80%	18.80%	21.50%	26.80%	40.00%
Loan's interest rate (average)		17.10%	17.50%	18.20%	18.40%	40.00%